Key Facts About BlackRock Prepared Portfolio 2015
Investment Objective
The BlackRock Prepared Portfolio 2015 (the "2015 Fund" or the "Fund") seeks a balance between long term capital appreciation and high current income consistent with its current asset allocation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in the BlackRock-advised fund complex. More information about these and other discounts is available from your financial professional and in the "Details about the Share Classes" section on page 106 of the Fund's prospectus and in the "Purchase of Shares" section on page II-71 of the Fund's statement of additional information.

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees - BLACKROCK PREPARED PORTFOLIO 2015 BLACKROCK PREPARED PORTFOLIO 2015	Investor A Shares		Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.25%		none	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	none	none
[1]	A contingent deferred sales charge ("CDSC") of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - BLACKROCK PREPARED PORTFOLIO 2015 BLACKROCK PREPARED PORTFOLIO 2015		Investor A Shares	Institutional Shares	Class R Shares
Management Fee		none	none	none
Distribution and/or Service (12b-1) Fees		0.25%	none	0.50%
Other Expenses		1.35%	1.45%	1.46%
Acquired Fund Fees and Expenses	[1]	0.81%	0.81%	0.81%
Total Annual Fund Operating Expenses	[1]	2.41%	2.26%	2.77%
Fee Waivers and/or Expense Reimbursements	[2]	(1.10%)	(1.45%)	(1.22%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[2]	1.31%	0.81%	1.55%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund's most recent annual report which does not include the Acquired Fund Fees and Expenses.
[2]	As described in the "Management of the Funds" section of the Fund's prospectus on pages 120-121, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.50% (for Investor A Shares), 1.00% (for Institutional Shares) and 1.74% (for Class R Shares) of average daily net assets. In addition, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.50% (for Investor A Shares), 0.00% (for Institutional Shares) and 0.74% (for Class R Shares) of average daily net assets until March 1, 2012. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. These contractual agreement(s) may be terminated upon 90 days notice by a majority of the non-interested trustees of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - BLACKROCK PREPARED PORTFOLIO 2015 BLACKROCK PREPARED PORTFOLIO 2015 (USD $)	1 Year	3 Years	5 Years	10 Years
Investor A Shares	651	1,118	1,609	2,959
Institutional Shares	83	472	887	2,044
Class R Shares	158	698	1,266	2,810

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 98% of the average value of its portfolio.

Principal Investment Strategies of the Fund

In pursuit of its investment objective, the Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2015.

BlackRock's first step in structuring a Fund is the development of a target asset allocation. In general, each Fund invests in two different kinds of underlying funds: those that invest primarily in equity securities (equity funds) and those that invest primarily in fixed income securities (fixed income funds). Equity funds may include funds that invest in any security in furtherance of an investment objective of long term capital appreciation, including domestic and international equities, real estate-related securities and other similar securities, as well as commodities. Fixed income funds may include funds that invest in any security in furtherance of an investment objective of current income, including domestic and non-U.S. bonds, U.S. Government securities, high yield (or junk) bonds, and cash or money market instruments.

The Fund's asset allocation will change over time according to a predetermined glide path, and is expected to become increasingly conservative until 2015. At the time the Fund reaches its target retirement date in 2015, the asset allocation of the Fund will become similar to that of the BlackRock Income Portfolio ("Income Portfolio"). For the Income Portfolio the target allocations are expected to be 50% equity and 50% fixed income, and the target allocation may shift over time depending on market conditions. On approximately the target retirement date of the Fund, the Board of Trustees of the Fund (the "Board") may evaluate alternatives available to the Fund. These alternatives may include a merger into the Income Portfolio. A merger into the Income Portfolio would only be completed after the Board determines, among other things, that it would be in the best interest of the Fund, and if shareholders approve the merger. After completion of this merger, the Fund's shareholders would become shareholders of the Income Portfolio. The Income Portfolio's investment goal is to seek to provide a level of current income that exceeds the average yield on U.S. stocks generally and to provide a growing stream of income over the years. Finally, the Board may instead cause the Fund to be liquidated or combined with another BlackRock-advised fund which may or may not require shareholder approval.

The following table illustrates the Fund's current target allocation among asset classes:

Target Asset Allocation

Equity Funds	Fixed Income Funds
53%	47%

Under normal circumstances, as noted above, the asset allocation will change over time according to a predetermined "glide path" as each of the Funds approaches its respective target date. The glide path represents the shifting of asset classes over time. As the glide path below shows, each Fund's asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of a Fund, which may be a primary source of income after retiring.

The following chart illustrates the glide path — the target allocation among asset classes as a Fund approaches its target date:

Year to retirement	40	39	38	37	36	35	34	33	32	31
Fixed Income	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
Equity	90%	90%	90%	90%	90%	90%	90%	90%	90%	90%
Years to Retirement	30	29	28	27	26	25	24	23	22	21
Fixed Income	10%	10%	10%	10%	10%	10%	10%	11%	16%	20%
Equity	90%	90%	90%	90%	90%	90%	90%	89%	84%	80%
Years to Retirement	20	19	18	17	16	15	14	13	12	11
Fixed Income	23%	25%	27%	29%	31%	33%	35%	36%	38%	39%
Equity	77%	75%	73%	71%	69%	67%	65%	64%	62%	61%
Years to Retirement	10	9	8	7	6	5	4	3	2	1
Fixed Income	40%	42%	43%	44%	45%	46%	47%	47%	48%	49%
Equity	60%	58%	57%	56%	55%	54%	53%	53%	52%	51%

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BlackRock investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of each Fund, and determine whether any changes are required to enable each Fund to achieve its investment objective.

Although the asset allocation targets listed for the "glide path" are general, long term targets, BlackRock may periodically adjust the proportion of equity funds and fixed income funds in each Fund based on an assessment of the current market conditions and the potential contribution of each asset class to the expected risk and return characteristics of each Fund. In general, the adjustments will be limited to +/- 10% relative to the target allocations. BlackRock may determine in light of market conditions or other factors that a greater variation is warranted to protect the Fund or achieve its investment objective.

BlackRock's second step in the structuring of each Fund is the selection of the underlying funds. Factors such as fund classifications, historical risk and performance, and the relationship to other underlying funds in the Fund are considered when selecting underlying funds. The specific underlying funds selected for each Fund are determined at BlackRock's discretion and may change as deemed appropriate to allow the Funds to meet their investment objectives. See "Description of Underlying Funds" for a complete list of the underlying funds, their classification into equity or fixed income funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed income funds, BlackRock seeks to diversify the Fund. The equity allocation may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), globally (including domestic and international (including emerging market) funds), or other factors. The fixed income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or "junk bonds"), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

The Fund may, when consistent with its investment goal, buy or sell options or futures, or enter into total return swaps and foreign currency transactions (collectively, commonly known as derivatives). The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).

The Fund is a non-diversified portfolio under the Investment Company Act of 1940, as amended.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the Fund.

n  Affiliated Fund Risk — In managing the Fund, BlackRock will have authority to select and substitute underlying funds. BlackRock may be subject to potential conflicts of interest in selecting underlying funds because the fees paid to BlackRock by some underlying funds are higher than the fees paid by other underlying funds. However, BlackRock is a fiduciary to the Fund and is legally obligated to act in the Fund's best interests when selecting underlying funds. If an underlying fund holds interests in an affiliated fund, the Fund may be prohibited from purchasing shares of that underlying fund.

n  Allocation Risk — The Fund's ability to achieve its investment goal depends upon BlackRock's skill in determining the Fund's strategic asset class allocation and in selecting the best mix of underlying funds and direct investments. There is a risk that BlackRock's evaluations and assumptions regarding asset classes or underlying funds may be incorrect in view of actual market conditions.

n  Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer.

n  Derivatives Risk — The Fund's use of derivatives may reduce the Fund's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. A risk of the Fund's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately. Derivatives may give rise to a form of leverage and may expose the Fund to greater risk and increase its costs.

n  Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

n  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

n  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

n  The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

n  Changes in foreign currency exchange rates can affect the value of the Fund's portfolio.

n  The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

n  The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

n  Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

n  Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

n  Interest Rate Risk — Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall, and decrease as interest rates rise.

n  Investments in Mutual Funds and ETF Risk — The Fund's investments are concentrated in underlying BlackRock funds, so the Fund's investment performance is directly related to the performance of the underlying funds. The Fund may also invest in exchange-traded funds ("ETFs"). The Fund's net asset value will change with changes in the equity and bond markets and the value of the mutual funds and ETFs n which it invests. The Fund indirectly pays a portion of the expenses incurred by the underlying funds. As the underlying funds or the Fund's allocations among the underlying funds change from time to time, or to the extent that the expense ratio of the underlying funds changes, the weighted average operating expenses borne by the Fund may increase or decrease. Additionally, in managing the Fund, BlackRock will have authority to select and substitute underlying funds.

Investing in an ETF will give the Fund exposure to the securities comprising the index on which the ETF is based. Shares of ETFs are traded on an exchange throughout a trading day, and bought and sold based on market values and not at the ETF's net asset value. For this reason, shares of an ETF could trade at either a premium or discount to its net asset value. However, the trading prices of index-based ETFs tend to closely track the actual net asset value of the ETF. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs, in addition to a spread (i.e., the difference between what professional investors are willing to pay for ETF shares (the "bid" price) and the price at which they are willing to sell ETF shares (the "ask" price)).

n  Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Fund.

n  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

n  Small and Mid-Capitalization Company Risk — Companies with small or mid-size market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

Performance Information

The information shows you how the Fund's performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund's performance to that of the S&P 500 Index and the 2015 Reference Index. The 2015 Reference Index is a customized weighted index comprised of the Barclays Capital US Aggregate Bond Index®, the Russell 3000 Index®, and the MSCI EAFE Index®, reflecting the investment advisor's change of these indices' weightings over time, which are adjusted periodically with its evaluation and adjustment of the Portfolio's asset allocation strategy. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If the Fund's investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund's returns would have been lower. Updated information on the Fund's performance can be obtained by visiting http://www.blackrock.com or can be obtained by phone at 800-882-0052.

Investor A Shares ANNUAL TOTAL RETURNS 2015 Fund As of 12/31

 During the period shown in the bar chart, the highest return for a quarter was 12.45% (quarter ended September 30, 2009) and the lowest return for a quarter was -13.47% (quarter ended December 31, 2008).

As of 12/31/10 Average Annual Total Returns
Average Annual Total Returns - BLACKROCK PREPARED PORTFOLIO 2015 BLACKROCK PREPARED PORTFOLIO 2015	1 Year	Since Inception	Inception Date
Investor A Shares	7.11%	1.25%	Apr 20, 2007
Investor A Shares Return After Taxes on Distributions	6.45%	0.61%	Apr 20, 2007
Investor A Shares Return After Taxes on Distributions and Sale of Shares	4.62%	0.70%	Apr 20, 2007
Institutional Shares	13.40%	3.07%	Apr 20, 2007
Class R Shares	12.64%	2.39%	Apr 20, 2007
S&P 500 Index (Reflects no deduction for fees, expenses or taxes)	15.06%	(2.25%)
2015 Reference Index (Reflects no deduction for fees, expenses or taxes)	11.77%	1.79%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Institutional and Class R Shares will vary.

Key Facts About BlackRock Prepared Portfolio 2020
Investment Objective
The BlackRock Prepared Portfolio 2020 (the "2020 Fund" or the "Fund") seeks a balance between long term capital appreciation and high current income consistent with its current asset allocation.
Fees and Expenses of the Fund
 This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in the BlackRock-advised fund complex. More information about these and other discounts is available from your financial professional and in the "Details about the Share Classes" section on page 106 of the Fund's prospectus and in the "Purchase of Shares" section on page II-71 of the Fund's statement of additional information.

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees - BLACKROCK PREPARED PORTFOLIO 2020 BLACKROCK PREPARED PORTFOLIO 2020	Investor A Shares		Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.25%		none	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	none	none
[1]	A contingent deferred sales charge ("CDSC") of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - BLACKROCK PREPARED PORTFOLIO 2020 BLACKROCK PREPARED PORTFOLIO 2020		Investor A Shares	Institutional Shares	Class R Shares
Management Fee		none	none	none
Distribution and/or Service (12b-1) Fees		0.25%	none	0.50%
Other Expenses		1.16%	1.10%	1.23%
Acquired Fund Fees and Expenses	[1]	0.80%	0.80%	0.80%
Total Annual Fund Operating Expenses	[1]	2.21%	1.90%	2.53%
Fee Waivers and/or Expense Reimbursements	[2]	(0.91%)	(1.10%)	(0.99%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[2]	1.30%	0.80%	1.54%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund's most recent annual report which does not include the Acquired Fund Fees and Expenses.
[2]	As described in the "Management of the Funds" section of the Fund's prospectus on pages 120-121, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.50% (for Investor A Shares), 1.00% (for Institutional Shares) and 1.74% (for Class R Shares) of average daily net assets. In addition, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.50% (for Investor A Shares), 0.00% (for Institutional Shares) and 0.74% (for Class R Shares) of average daily net assets until March 1, 2012. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. These contractual agreement(s) may be terminated upon 90 days notice by a majority of the non-interested trustees of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - BLACKROCK PREPARED PORTFOLIO 2020 BLACKROCK PREPARED PORTFOLIO 2020 (USD $)	1 Year	3 Years	5 Years	10 Years
Investor A Shares	650	1,097	1,569	2,868
Institutional Shares	82	469	881	2,033
Class R Shares	157	693	1,257	2,791

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 106% of the average value of its portfolio.

Principal Investment Strategies of the Fund

In pursuit of its investment objective, the Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2020.

BlackRock's first step in structuring a Fund is the development of a target asset allocation. In general, each Fund invests in two different kinds of underlying funds: those that invest primarily in equity securities (equity funds) and those that invest primarily in fixed income securities (fixed income funds). Equity funds may include funds that invest in any security in furtherance of an investment objective of long term capital appreciation, including domestic and international equities, real estate-related securities and other similar securities, as well as commodities. Fixed income funds may include funds that invest in any security in furtherance of an investment objective of current income, including domestic and non-U.S. bonds, U.S. Government securities, high yield (or junk) bonds, and cash or money market instruments.

The Fund's asset allocation will change over time according to a predetermined glide path, and is expected to become increasingly conservative until 2020. At the time the Fund reaches its target retirement date in 2020, the asset allocation of the Fund will become similar to that of the BlackRock Income Portfolio ("Income Portfolio"). For the Income Portfolio the target allocations are expected to be 50% equity and 50% fixed income, and the target allocation may shift over time depending on market conditions. On approximately the target retirement date of the Fund, the Board of Trustees of the Fund (the "Board") may evaluate alternatives available to the Fund. These alternatives may include a merger into the Income Portfolio. A merger into the Income Portfolio would only be completed after the Board determines, among other things, that it would be in the best interest of the Fund, and if shareholders approve the merger. After completion of this merger, the Fund's shareholders would become shareholders of the Income Portfolio. The Income Portfolio's investment goal is to seek to provide a level of current income that exceeds the average yield on U.S. stocks generally and to provide a growing stream of income over the years. Finally, the Board may instead cause the Fund to be liquidated or combined with another BlackRock-advised fund which may or may not require shareholder approval.

The following table illustrates the Fund's current target allocation among asset classes:

Target Asset Allocation

Equity Funds	Fixed Income Funds
58%	42%

Under normal circumstances, as noted above, the asset allocation will change over time according to a predetermined "glide path" as each of the Funds approaches its respective target date. The glide path represents the shifting of asset classes over time. As the glide path below shows, each Fund's asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of a Fund, which may be a primary source of income after retiring.

The following chart illustrates the glide path — the target allocation among asset classes as a Fund approaches its target date:

Year to retirement	40	39	38	37	36	35	34	33	32	31
Fixed Income	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
Equity	90%	90%	90%	90%	90%	90%	90%	90%	90%	90%
Years to Retirement	30	29	28	27	26	25	24	23	22	21
Fixed Income	10%	10%	10%	10%	10%	10%	10%	11%	16%	20%
Equity	90%	90%	90%	90%	90%	90%	90%	89%	84%	80%
Years to Retirement	20	19	18	17	16	15	14	13	12	11
Fixed Income	23%	25%	27%	29%	31%	33%	35%	36%	38%	39%
Equity	77%	75%	73%	71%	69%	67%	65%	64%	62%	61%
Years to Retirement	10	9	8	7	6	5	4	3	2	1
Fixed Income	40%	42%	43%	44%	45%	46%	47%	47%	48%	49%
Equity	60%	58%	57%	56%	55%	54%	53%	53%	52%	51%

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BlackRock investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of each Fund, and determine whether any changes are required to enable each Fund to achieve its investment objective.

Although the asset allocation targets listed for the "glide path" are general, long term targets, BlackRock may periodically adjust the proportion of equity funds and fixed income funds in each Fund based on an assessment of the current market conditions and the potential contribution of each asset class to the expected risk and return characteristics of each Fund. In general, the adjustments will be limited to +/- 10% relative to the target allocations. BlackRock may determine in light of market conditions or other factors that a greater variation is warranted to protect the Fund or achieve its investment objective.

BlackRock's second step in the structuring of each Fund is the selection of the underlying funds. Factors such as fund classifications, historical risk and performance, and the relationship to other underlying funds in the Fund are considered when selecting underlying funds. The specific underlying funds selected for each Fund are determined at BlackRock's discretion and may change as deemed appropriate to allow the Funds to meet their investment objectives. See "Description of Underlying Funds" for a complete list of the underlying funds, their classification into equity or fixed income funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed income funds, BlackRock seeks to diversify the Fund. The equity allocation may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), globally (including domestic and international (including emerging market) funds), or other factors. The fixed income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or "junk bonds"), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

The Fund may, when consistent with its investment goal, buy or sell options or futures, or enter into total return swaps and foreign currency transactions (collectively, commonly known as derivatives). The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).

The Fund is a non-diversified portfolio under the Investment Company Act of 1940, as amended.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the Fund.

n  Affiliated Fund Risk — In managing the Fund, BlackRock will have authority to select and substitute underlying funds. BlackRock may be subject to potential conflicts of interest in selecting underlying funds because the fees paid to BlackRock by some underlying funds are higher than the fees paid by other underlying funds. However, BlackRock is a fiduciary to the Fund and is legally obligated to act in the Fund's best interests when selecting underlying funds. If an underlying fund holds interests in an affiliated fund, the Fund may be prohibited from purchasing shares of that underlying fund.

n  Allocation Risk — The Fund's ability to achieve its investment goal depends upon BlackRock's skill in determining the Fund's strategic asset class allocation and in selecting the best mix of underlying funds and direct investments. There is a risk that BlackRock's evaluations and assumptions regarding asset classes or underlying funds may be incorrect in view of actual market conditions.

n  Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer.

n  Derivatives Risk — The Fund's use of derivatives may reduce the Fund's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. A risk of the Fund's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately. Derivatives may give rise to a form of leverage and may expose the Fund to greater risk and increase its costs.

n  Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

n  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

n  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

n  The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

n  Changes in foreign currency exchange rates can affect the value of the Fund's portfolio.

n  The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

n  The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

n  Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

n  Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

n  Interest Rate Risk — Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall, and decrease as interest rates rise.

n  Investments in Mutual Funds and ETF Risk — The Fund's investments are concentrated in underlying BlackRock funds, so the Fund's investment performance is directly related to the performance of the underlying funds. The Fund may also invest in exchange-traded funds ("ETFs"). The Fund's net asset value will change with changes in the equity and bond markets and the value of the mutual funds and ETFs n which it invests. The Fund indirectly pays a portion of the expenses incurred by the underlying funds. As the underlying funds or the Fund's allocations among the underlying funds change from time to time, or to the extent that the expense ratio of the underlying funds changes, the weighted average operating expenses borne by the Fund may increase or decrease. Additionally, in managing the Fund, BlackRock will have authority to select and substitute underlying funds.

Investing in an ETF will give the Fund exposure to the securities comprising the index on which the ETF is based. Shares of ETFs are traded on an exchange throughout a trading day, and bought and sold based on market values and not at the ETF's net asset value. For this reason, shares of an ETF could trade at either a premium or discount to its net asset value. However, the trading prices of index-based ETFs tend to closely track the actual net asset value of the ETF. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs, in addition to a spread (i.e., the difference between what professional investors are willing to pay for ETF shares (the "bid" price) and the price at which they are willing to sell ETF shares (the "ask" price)).

n  Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Fund.

n  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

n  Small and Mid-Capitalization Company Risk — Companies with small or mid-size market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

Performance Information

The information shows you how the Fund's performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund's performance to that of the S&P 500 Index and the 2020 Reference Index. The 2020 Reference Index is a customized weighted index comprised of the Barclays Capital US Aggregate Bond Index®, the Russell 3000 Index®, and the MSCI EAFE Index®, reflecting the investment advisor's change of these indices' weightings over time, which are adjusted periodically with its evaluation and adjustment of the Portfolio's asset allocation strategy. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If the Fund's investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund's returns would have been lower. Updated information on the Fund's performance can be obtained by visiting http://www.blackrock.com or can be obtained by phone at 800-882-0052.

Investor A Shares ANNUAL TOTAL RETURNS 2020 Fund As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 12.92% (quarter ended September 30, 2009) and the lowest return for a quarter was -14.57% (quarter ended December 31, 2008).

As of 12/31/10 Average Annual Total Returns
Average Annual Total Returns - BLACKROCK PREPARED PORTFOLIO 2020 BLACKROCK PREPARED PORTFOLIO 2020	1 Year	Since Inception	Inception Date
Investor A Shares	7.18%	0.63%	Apr 20, 2007
Investor A Shares Return After Taxes on Distributions	6.54%	0.06%	Apr 20, 2007
Investor A Shares Return After Taxes on Distributions and Sale of Shares	4.67%	0.22%	Apr 20, 2007
Institutional Shares	13.68%	2.48%	Apr 20, 2007
Class R Shares	12.83%	1.79%	Apr 20, 2007
S&P 500 Index (Reflects no deduction for fees, expenses or taxes)	15.06%	(2.25%)
2020 Reference Index (Reflects no deduction for fees, expenses or taxes)	12.22%	1.20%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Institutional and Class R Shares will vary.

Key Facts About BlackRock Prepared Portfolio 2025
Investment Objective
The BlackRock Prepared Portfolio 2025 (the "2025 Fund" or the "Fund") seeks a balance between long term capital appreciation and high current income consistent with its current asset allocation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in the BlackRock-advised fund complex.  More information about these and other discounts is available from your financial professional and in the "Details about the Share Classes" section on page 106 of the Fund's prospectus and in the "Purchase of Shares" section on page II-71 of the Fund's statement of additional information.

Shareholder Fees (Fees paid directly from your investment
Shareholder Fees - BLACKROCK PREPARED PORTFOLIO 2025 BLACKROCK PREPARED PORTFOLIO 2025	Investor A Shares		Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.25%		none	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	none	none
[1]	A contingent deferred sales charge ("CDSC") of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - BLACKROCK PREPARED PORTFOLIO 2025 BLACKROCK PREPARED PORTFOLIO 2025		Investor A Shares	Institutional Shares	Class R Shares
Management Fee		none	none	none
Distribution and/or Service (12b-1) Fees		0.25%	none	0.50%
Other Expenses		1.41%	1.46%	1.50%
Acquired Fund Fees and Expenses	[1]	0.80%	0.80%	0.80%
Total Annual Fund Operating Expenses	[1]	2.46%	2.26%	2.80%
Fee Waivers and/or Expense Reimbursements	[2]	(1.16%)	(1.46%)	(1.26%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[2]	1.30%	0.80%	1.54%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund's most recent annual report which does not include the Acquired Fund Fees and Expenses.
[2]	As described in the "Management of the Funds" section of the Fund's prospectus on pages 120-121, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.50% (for Investor A Shares), 1.00% (for Institutional Shares) and 1.74% (for Class R Shares) of average daily net assets. In addition, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.50% (for Investor A Shares), 0.00% (for Institutional Shares) and 0.74% (for Class R Shares) of average daily net assets until March 1, 2012. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years.These contractual agreement(s) may be terminated upon 90 days notice by a majority of the non-interested trustees of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - BLACKROCK PREPARED PORTFOLIO 2025 BLACKROCK PREPARED PORTFOLIO 2025 (USD $)	1 Year	3 Years	5 Years	10 Years
Investor A Shares	650	1,115	1,604	2,949
Institutional Shares	82	469	881	2,033
Class R Shares	157	695	1,261	2,800

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 116% of the average value of its portfolio.

Principal Investment Strategies of the Fund

In pursuit of its investment objective, the Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2025.

BlackRock's first step in structuring a Fund is the development of a target asset allocation. In general, each Fund invests in two different kinds of underlying funds: those that invest primarily in equity securities (equity funds) and those that invest primarily in fixed income securities (fixed income funds). Equity funds may include funds that invest in any security in furtherance of an investment objective of long term capital appreciation, including domestic and international equities, real estate-related securities and other similar securities, as well as commodities. Fixed income funds may include funds that invest in any security in furtherance of an investment objective of current income, including domestic and non-U.S. bonds, U.S. Government securities, high yield (or junk) bonds, and cash or money market instruments.

The Fund's asset allocation will change over time according to a predetermined glide path, and is expected to become increasingly conservative until 2025. At the time the Fund reaches its target retirement date in 2025, the asset allocation of the Fund will become similar to that of the BlackRock Income Portfolio ("Income Portfolio"). For the Income Portfolio the target allocations are expected to be 50% equity and 50% fixed income, and the target allocation may shift over time depending on market conditions. On approximately the target retirement date of the Fund, the Board of Trustees of the Fund (the "Board") may evaluate alternatives available to the Fund. These alternatives may include a merger into the Income Portfolio. A merger into the Income Portfolio would only be completed after the Board determines, among other things, that it would be in the best interest of the Fund, and if shareholders approve the merger. After completion of this merger, the Fund's shareholders would become shareholders of the Income Portfolio. The Income Portfolio's investment goal is to seek to provide a level of current income that exceeds the average yield on U.S. stocks generally and to provide a growing stream of income over the years. Finally, the Board may instead cause the Fund to be liquidated or combined with another BlackRock-advised fund which may or may not require shareholder approval.

The following table illustrates the Fund's current target allocation among asset classes:

Target Asset Allocation

Equity Funds	Fixed Income Funds
65%	35%

Under normal circumstances, as noted above, the asset allocation will change over time according to a predetermined "glide path" as each of the Funds approaches its respective target date. The glide path represents the shifting of asset classes over time. As the glide path below shows, each Fund's asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of a Fund, which may be a primary source of income after retiring.

The following chart illustrates the glide path — the target allocation among asset classes as a Fund approaches its target date:

Year to retirement	40	39	38	37	36	35	34	33	32	31
Fixed Income	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
Equity	90%	90%	90%	90%	90%	90%	90%	90%	90%	90%
Years to Retirement	30	29	28	27	26	25	24	23	22	21
Fixed Income	10%	10%	10%	10%	10%	10%	10%	11%	16%	20%
Equity	90%	90%	90%	90%	90%	90%	90%	89%	84%	80%
Years to Retirement	20	19	18	17	16	15	14	13	12	11
Fixed Income	23%	25%	27%	29%	31%	33%	35%	36%	38%	39%
Equity	77%	75%	73%	71%	69%	67%	65%	64%	62%	61%
Years to Retirement	10	9	8	7	6	5	4	3	2	1
Fixed Income	40%	42%	43%	44%	45%	46%	47%	47%	48%	49%
Equity	60%	58%	57%	56%	55%	54%	53%	53%	52%	51%

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BlackRock investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of each Fund, and determine whether any changes are required to enable each Fund to achieve its investment objective.

Although the asset allocation targets listed for the "glide path" are general, long term targets, BlackRock may periodically adjust the proportion of equity funds and fixed income funds in each Fund based on an assessment of the current market conditions and the potential contribution of each asset class to the expected risk and return characteristics of each Fund. In general, the adjustments will be limited to +/- 10% relative to the target allocations. BlackRock may determine in light of market conditions or other factors that a greater variation is warranted to protect the Fund or achieve its investment objective.

BlackRock's second step in the structuring of each Fund is the selection of the underlying funds. Factors such as fund classifications, historical risk and performance, and the relationship to other underlying funds in the Fund are considered when selecting underlying funds. The specific underlying funds selected for each Fund are determined at BlackRock's discretion and may change as deemed appropriate to allow the Funds to meet their investment objectives. See "Description of Underlying Funds" for a complete list of the underlying funds, their classification into equity or fixed income funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed income funds, BlackRock seeks to diversify the Fund. The equity allocation may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), globally (including domestic and international (including emerging market) funds), or other factors. The fixed income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or "junk bonds"), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

The Fund may, when consistent with its investment goal, buy or sell options or futures, or enter into total return swaps and foreign currency transactions (collectively, commonly known as derivatives). The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).

The Fund is a non-diversified portfolio under the Investment Company Act of 1940, as amended.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the Fund.

n  Affiliated Fund Risk — In managing the Fund, BlackRock will have authority to select and substitute underlying funds. BlackRock may be subject to potential conflicts of interest in selecting underlying funds because the fees paid to BlackRock by some underlying funds are higher than the fees paid by other underlying funds. However, BlackRock is a fiduciary to the Fund and is legally obligated to act in the Fund's best interests when selecting underlying funds. If an underlying fund holds interests in an affiliated fund, the Fund may be prohibited from purchasing shares of that underlying fund.

n  Allocation Risk — The Fund's ability to achieve its investment goal depends upon BlackRock's skill in determining the Fund's strategic asset class allocation and in selecting the best mix of underlying funds and direct investments. There is a risk that BlackRock's evaluations and assumptions regarding asset classes or underlying funds may be incorrect in view of actual market conditions.

n  Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer.

n  Derivatives Risk — The Fund's use of derivatives may reduce the Fund's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. A risk of the Fund's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately. Derivatives may give rise to a form of leverage and may expose the Fund to greater risk and increase its costs.

n  Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

n  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

n  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

n  The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

n  Changes in foreign currency exchange rates can affect the value of the Fund's portfolio.

n  The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

n  The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

n  Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

n  Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

n  Interest Rate Risk — Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall, and decrease as interest rates rise.

n  Investments in Mutual Funds and ETF Risk — The Fund's investments are concentrated in underlying BlackRock funds, so the Fund's investment performance is directly related to the performance of the underlying funds. The Fund may also invest in exchange-traded funds ("ETFs"). The Fund's net asset value will change with changes in the equity and bond markets and the value of the mutual funds and ETFs n which it invests. The Fund indirectly pays a portion of the expenses incurred by the underlying funds. As the underlying funds or the Fund's allocations among the underlying funds change from time to time, or to the extent that the expense ratio of the underlying funds changes, the weighted average operating expenses borne by the Fund may increase or decrease. Additionally, in managing the Fund, BlackRock will have authority to select and substitute underlying funds.

Investing in an ETF will give the Fund exposure to the securities comprising the index on which the ETF is based. Shares of ETFs are traded on an exchange throughout a trading day, and bought and sold based on market values and not at the ETF's net asset value. For this reason, shares of an ETF could trade at either a premium or discount to its net asset value. However, the trading prices of index-based ETFs tend to closely track the actual net asset value of the ETF. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs, in addition to a spread (i.e., the difference between what professional investors are willing to pay for ETF shares (the "bid" price) and the price at which they are willing to sell ETF shares (the "ask" price)).

n  Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Fund.

n  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

n  Small and Mid-Capitalization Company Risk — Companies with small or mid-size market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

Perfomance Information

The information shows you how the Fund's performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund's performance to that of the S&P 500 Index and the 2025 Reference Index. The 2025 Reference Index is a customized weighted index comprised of the Barclays Capital US Aggregate Bond Index®, the Russell 3000 Index®, and the MSCI EAFE Index®, reflecting the investment advisor's change of these indices' weightings over time, which are adjusted periodically with its evaluation and adjustment of the Portfolio's asset allocation strategy. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If the Fund's investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund's returns would have been lower. Updated information on the Fund's performance can be obtained by visiting http://www.blackrock.com or can be obtained by phone at 800-882-0052.

Investor A Shares ANNUAL TOTAL RETURNS 2025 Fund As of 12/31

 During the period shown in the bar chart, the highest return for a quarter was 13.59% (quarter ended September 30, 2009) and the lowest return for a quarter was -16.37% (quarter ended December 31, 2008).

As of 12/31/10 Average Annual Total Returns
Average Annual Total Returns - BLACKROCK PREPARED PORTFOLIO 2025 BLACKROCK PREPARED PORTFOLIO 2025	1 Year	Since Inception	Inception Date
Investor A Shares	7.32%	(0.09%)	Apr 20, 2007
Investor A Shares Return After Taxes on Distributions	6.74%	(0.55%)	Apr 20, 2007
Investor A Shares Return After Taxes on Distributions and Sale of Shares	4.76%	(0.32%)	Apr 20, 2007
Institutional Shares	13.67%	1.75%	Apr 20, 2007
Class R Shares	12.83%	1.05%	Apr 20, 2007
S&P 500 Index (Reflects no deduction for fees, expenses or taxes)	15.06%	(2.25%)
2025 Reference Index (Reflects no deduction for fees, expenses or taxes)	12.81%	0.27%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Institutional and Class R Shares will vary.

Key Facts About BlackRock Prepared Portfolio 2030
Investment Objective
The BlackRock Prepared Portfolio 2030 (the "2030 Fund" or the "Fund") seeks a balance between long term capital appreciation and high current income consistent with its current asset allocation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in the BlackRock-advised fund complex. More information about these and other discounts is available from your financial professional and in the "Details about the Share Classes" section on page 106 of the Fund's prospectus and in the "Purchase of Shares" section on page II-71 of the Fund's statement of additional information.

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees BLACKROCK PREPARED PORTFOLIO 2030	Investor A Shares		Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.25%		none	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	none	none
[1]	A contingent deferred sales charge ("CDSC") of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses BLACKROCK PREPARED PORTFOLIO 2030		Investor A Shares	Institutional Shares	Class R Shares
Management Fee		none	none	none
Distribution and/or Service (12b-1) Fees		0.25%	none	0.50%
Other Expenses		1.22%	1.19%	1.29%
Acquired Fund Fees and Expenses	[1]	0.79%	0.79%	0.79%
Total Annual Fund Operating Expenses	[1]	2.26%	1.98%	2.58%
Fee Waivers and/or Expense Reimbursements	[2]	(0.97%)	(1.19%)	(1.05%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[2]	1.29%	0.79%	1.53%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund's most recent annual report which does not include the Acquired Fund Fees and Expenses.
[2]	As described in the "Management of the Funds" section of the Fund's prospectus on pages 120-121, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.50% (for Investor A Shares), 1.00% (for Institutional Shares) and 1.74% (for Class R Shares) of average daily net assets. In addition, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.50% (for Investor AShares), 0.00% (for Institutional Shares) and 0.74% (for Class R Shares) of average daily net assets until March 1, 2012. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. These contractual agreement(s) may be terminated upon 90 days notice by a majority of the non-interested trustees of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example BLACKROCK PREPARED PORTFOLIO 2030 (USD $)	1 Year	3 Years	5 Years	10 Years
Investor A Shares	649	1,106	1,588	2,912
Institutional Shares	81	466	876	2,023
Class R Shares	156	692	1,256	2,791

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 114% of the average value of its portfolio.

Principal Investment Strategies of the Fund

In pursuit of its investment objective, the Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2030.

BlackRock's first step in structuring a Fund is the development of a target asset allocation. In general, each Fund invests in two different kinds of underlying funds: those that invest primarily in equity securities (equity funds) and those that invest primarily in fixed income securities (fixed income funds). Equity funds may include funds that invest in any security in furtherance of an investment objective of long term capital appreciation, including domestic and international equities, real estate-related securities and other similar securities, as well as commodities. Fixed income funds may include funds that invest in any security in furtherance of an investment objective of current income, including domestic and non-U.S. bonds, U.S. Government securities, high yield (or junk) bonds, and cash or money market instruments.

The Fund's asset allocation will change over time according to a predetermined glide path, and is expected to become increasingly conservative until 2030. At the time the Fund reaches its target retirement date in 2030, the asset allocation of the Fund will become similar to that of the BlackRock Income Portfolio ("Income Portfolio"). For the Income Portfolio the target allocations are expected to be 50% equity and 50% fixed income, and the target allocation may shift over time depending on market conditions. On approximately the target retirement date of the Fund, the Board of Trustees of the Fund (the "Board") may evaluate alternatives available to the Fund. These alternatives may include a merger into the Income Portfolio. A merger into the Income Portfolio would only be completed after the Board determines, among other things, that it would be in the best interest of the Fund, and if shareholders approve the merger. After completion of this merger, the Fund's shareholders would become shareholders of the Income Portfolio. The Income Portfolio's investment goal is to seek to provide a level of current income that exceeds the average yield on U.S. stocks generally and to provide a growing stream of income over the years. Finally, the Board may instead cause the Fund to be liquidated or combined with another BlackRock-advised fund which may or may not require shareholder approval.

The following table illustrates the Fund's current target allocation among asset classes:

Target Asset Allocation

Equity Funds	Fixed Income Funds
75%	25%

Under normal circumstances, as noted above, the asset allocation will change over time according to a predetermined "glide path" as each of the Funds approaches its respective target date. The glide path represents the shifting of asset classes over time. As the glide path below shows, each Fund's asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of a Fund, which may be a primary source of income after retiring.

The following chart illustrates the glide path — the target allocation among asset classes as a Fund approaches its target date:

Year to retirement	40	39	38	37	36	35	34	33	32	31
Fixed Income	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
Equity	90%	90%	90%	90%	90%	90%	90%	90%	90%	90%
Years to Retirement	30	29	28	27	26	25	24	23	22	21
Fixed Income	10%	10%	10%	10%	10%	10%	10%	11%	16%	20%
Equity	90%	90%	90%	90%	90%	90%	90%	89%	84%	80%
Years to Retirement	20	19	18	17	16	15	14	13	12	11
Fixed Income	23%	25%	27%	29%	31%	33%	35%	36%	38%	39%
Equity	77%	75%	73%	71%	69%	67%	65%	64%	62%	61%
Years to Retirement	10	9	8	7	6	5	4	3	2	1
Fixed Income	40%	42%	43%	44%	45%	46%	47%	47%	48%	49%
Equity	60%	58%	57%	56%	55%	54%	53%	53%	52%	51%

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BlackRock investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of each Fund, and determine whether any changes are required to enable each Fund to achieve its investment objective.

Although the asset allocation targets listed for the "glide path" are general, long term targets, BlackRock may periodically adjust the proportion of equity funds and fixed income funds in each Fund based on an assessment of the current market conditions and the potential contribution of each asset class to the expected risk and return characteristics of each Fund. In general, the adjustments will be limited to +/- 10% relative to the target allocations. BlackRock may determine in light of market conditions or other factors that a greater variation is warranted to protect the Fund or achieve its investment objective.

BlackRock's second step in the structuring of each Fund is the selection of the underlying funds. Factors such as fund classifications, historical risk and performance, and the relationship to other underlying funds in the Fund are considered when selecting underlying funds. The specific underlying funds selected for each Fund are determined at BlackRock's discretion and may change as deemed appropriate to allow the Funds to meet their investment objectives. See "Description of Underlying Funds" for a complete list of the underlying funds, their classification into equity or fixed income funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed income funds, BlackRock seeks to diversify the Fund. The equity allocation may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), globally (including domestic and international (including emerging market) funds), or other factors. The fixed income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or "junk bonds"), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

The Fund may, when consistent with its investment goal, buy or sell options or futures, or enter into total return swaps and foreign currency transactions (collectively, commonly known as derivatives). The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).

The Fund is a non-diversified portfolio under the Investment Company Act of 1940, as amended.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the Fund.

n  Affiliated Fund Risk — In managing the Fund, BlackRock will have authority to select and substitute underlying funds. BlackRock may be subject to potential conflicts of interest in selecting underlying funds because the fees paid to BlackRock by some underlying funds are higher than the fees paid by other underlying funds. However, BlackRock is a fiduciary to the Fund and is legally obligated to act in the Fund's best interests when selecting underlying funds. If an underlying fund holds interests in an affiliated fund, the Fund may be prohibited from purchasing shares of that underlying fund.

n  Allocation Risk — The Fund's ability to achieve its investment goal depends upon BlackRock's skill in determining the Fund's strategic asset class allocation and in selecting the best mix of underlying funds and direct investments. There is a risk that BlackRock's evaluations and assumptions regarding asset classes or underlying funds may be incorrect in view of actual market conditions.

n  Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer.

n  Derivatives Risk — The Fund's use of derivatives may reduce the Fund's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. A risk of the Fund's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately. Derivatives may give rise to a form of leverage and may expose the Fund to greater risk and increase its costs.

n  Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

n  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

n  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

n  The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

n  Changes in foreign currency exchange rates can affect the value of the Fund's portfolio.

n  The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

n  The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

n  Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

n  Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

n  Interest Rate Risk — Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall, and decrease as interest rates rise.

n  Investments in Mutual Funds and ETF Risk — The Fund's investments are concentrated in underlying BlackRock funds, so the Fund's investment performance is directly related to the performance of the underlying funds. The Fund may also invest in exchange-traded funds ("ETFs"). The Fund's net asset value will change with changes in the equity and bond markets and the value of the mutual funds and ETFs n which it invests. The Fund indirectly pays a portion of the expenses incurred by the underlying funds. As the underlying funds or the Fund's allocations among the underlying funds change from time to time, or to the extent that the expense ratio of the underlying funds changes, the weighted average operating expenses borne by the Fund may increase or decrease. Additionally, in managing the Fund, BlackRock will have authority to select and substitute underlying funds.

Investing in an ETF will give the Fund exposure to the securities comprising the index on which the ETF is based. Shares of ETFs are traded on an exchange throughout a trading day, and bought and sold based on market values and not at the ETF's net asset value. For this reason, shares of an ETF could trade at either a premium or discount to its net asset value. However, the trading prices of index-based ETFs tend to closely track the actual net asset value of the ETF. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs, in addition to a spread (i.e., the difference between what professional investors are willing to pay for ETF shares (the "bid" price) and the price at which they are willing to sell ETF shares (the "ask" price)).

n  Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Fund.

n  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

n  Small and Mid-Capitalization Company Risk — Companies with small or mid-size market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

Performance Information

The information shows you how the Fund's performance has varied year by year and provides some indication of the risks of investing in the Fund.  The table compares the Fund's performance to that of the S&P 500 Index and the 2030 Reference Index. The 2030 Reference Index is a customized weighted index comprised of the Barclays Capital US Aggregate Bond Index®, the Russell 3000 Index®, and the MSCI EAFE Index®, reflecting the investment advisor's change of these indices' weightings over time, which are adjusted periodically with its evaluation and adjustment of the Portfolio's asset allocation strategy. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If the Fund's investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund's returns would have been lower. Updated information on the Fund's performance can be obtained by visiting http://www.blackrock.com or can be obtained by phone at 800-882-0052.

Investor A Shares ANNUAL TOTAL RETURNS 2030 Fund As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 14.64% (quarter ended September 30, 2009) and the lowest return for a quarter was -18.22% (quarter ended December 31, 2008).

As of 12/31/10 Average Annual Total Returns
Average Annual Total Returns BLACKROCK PREPARED PORTFOLIO 2030	1 Year	Since Inception	Inception Date
Investor A Shares	7.50%	(0.87%)	Apr 20, 2007
Investor A Shares Return After Taxes on Distributions	7.08%	(1.17%)	Apr 20, 2007
Investor A Shares Return After Taxes on Distributions and Sale of Shares	4.87%	(0.87%)	Apr 20, 2007
Institutional Shares	13.90%	1.02%	Apr 20, 2007
Class R Shares	13.21%	0.30%	Apr 20, 2007
S&P 500 Index (Reflects no deduction for fees, expenses or taxes)	15.06%	(2.25%)
2030 Reference Index (Reflects no deduction for fees, expenses or taxes)	13.62%	(1.30%)

 After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Institutional and Class R Shares will vary.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2010
Registrant Name	dei_EntityRegistrantName	BlackRock Funds II
Central Index Key	dei_EntityCentralIndexKey	0001398078
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 7, 2011
Document Effective Date	dei_DocumentEffectiveDate	Mar 7, 2011
Prospectus Date	rr_ProspectusDate	Feb 28, 2011
BLACKROCK PREPARED PORTFOLIO 2015 | Investor A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.35%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.81%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.41%	[2]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.10%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.31%	[3]
1 Year	rr_ExpenseExampleYear01	651
3 Years	rr_ExpenseExampleYear03	1,118
5 Years	rr_ExpenseExampleYear05	1,609
10 Years	rr_ExpenseExampleYear10	2,959
Annual Return 1998	rr_AnnualReturn1998	(25.82%)
Annual Return 1999	rr_AnnualReturn1999	25.30%
Annual Return 2000	rr_AnnualReturn2000	13.03%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 3, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.47%)
1 Year	rr_AverageAnnualReturnYear01	7.11%
Since Inception	rr_AverageAnnualReturnSinceInception	1.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 20, 2007
BLACKROCK PREPARED PORTFOLIO 2015 | Investor A Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.45%
Since Inception	rr_AverageAnnualReturnSinceInception	0.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 20, 2007
BLACKROCK PREPARED PORTFOLIO 2015 | Investor A Shares | Return After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.62%
Since Inception	rr_AverageAnnualReturnSinceInception	0.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 20, 2007
BLACKROCK PREPARED PORTFOLIO 2015 | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.45%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.81%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.26%	[2]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.45%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.81%	[3]
1 Year	rr_ExpenseExampleYear01	83
3 Years	rr_ExpenseExampleYear03	472
5 Years	rr_ExpenseExampleYear05	887
10 Years	rr_ExpenseExampleYear10	2,044
1 Year	rr_AverageAnnualReturnYear01	13.40%
Since Inception	rr_AverageAnnualReturnSinceInception	3.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 20, 2007
BLACKROCK PREPARED PORTFOLIO 2015 | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	1.46%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.81%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.77%	[2]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.22%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.55%	[3]
1 Year	rr_ExpenseExampleYear01	158
3 Years	rr_ExpenseExampleYear03	698
5 Years	rr_ExpenseExampleYear05	1,266
10 Years	rr_ExpenseExampleYear10	2,810
1 Year	rr_AverageAnnualReturnYear01	12.64%
Since Inception	rr_AverageAnnualReturnSinceInception	2.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 20, 2007
BLACKROCK PREPARED PORTFOLIO 2015
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Key Facts About BlackRock Prepared Portfolio 2015
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The BlackRock Prepared Portfolio 2015 (the "2015 Fund" or the "Fund") seeks a balance between long term capital appreciation and high current income consistent with its current asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in the BlackRock-advised fund complex. More information about these and other discounts is available from your financial professional and in the "Details about the Share Classes" section on page 106 of the Fund's prospectus and in the "Purchase of Shares" section on page II-71 of the Fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 98% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	98.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the BlackRock-advised fund complex.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In pursuit of its investment objective, the Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2015.

BlackRock's first step in structuring a Fund is the development of a target asset allocation. In general, each Fund invests in two different kinds of underlying funds: those that invest primarily in equity securities (equity funds) and those that invest primarily in fixed income securities (fixed income funds). Equity funds may include funds that invest in any security in furtherance of an investment objective of long term capital appreciation, including domestic and international equities, real estate-related securities and other similar securities, as well as commodities. Fixed income funds may include funds that invest in any security in furtherance of an investment objective of current income, including domestic and non-U.S. bonds, U.S. Government securities, high yield (or junk) bonds, and cash or money market instruments.

The Fund's asset allocation will change over time according to a predetermined glide path, and is expected to become increasingly conservative until 2015. At the time the Fund reaches its target retirement date in 2015, the asset allocation of the Fund will become similar to that of the BlackRock Income Portfolio ("Income Portfolio"). For the Income Portfolio the target allocations are expected to be 50% equity and 50% fixed income, and the target allocation may shift over time depending on market conditions. On approximately the target retirement date of the Fund, the Board of Trustees of the Fund (the "Board") may evaluate alternatives available to the Fund. These alternatives may include a merger into the Income Portfolio. A merger into the Income Portfolio would only be completed after the Board determines, among other things, that it would be in the best interest of the Fund, and if shareholders approve the merger. After completion of this merger, the Fund's shareholders would become shareholders of the Income Portfolio. The Income Portfolio's investment goal is to seek to provide a level of current income that exceeds the average yield on U.S. stocks generally and to provide a growing stream of income over the years. Finally, the Board may instead cause the Fund to be liquidated or combined with another BlackRock-advised fund which may or may not require shareholder approval.

The following table illustrates the Fund's current target allocation among asset classes:

Target Asset Allocation

Equity Funds	Fixed Income Funds
53%	47%

Under normal circumstances, as noted above, the asset allocation will change over time according to a predetermined "glide path" as each of the Funds approaches its respective target date. The glide path represents the shifting of asset classes over time. As the glide path below shows, each Fund's asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of a Fund, which may be a primary source of income after retiring.

The following chart illustrates the glide path — the target allocation among asset classes as a Fund approaches its target date:

Year to retirement	40	39	38	37	36	35	34	33	32	31
Fixed Income	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
Equity	90%	90%	90%	90%	90%	90%	90%	90%	90%	90%
Years to Retirement	30	29	28	27	26	25	24	23	22	21
Fixed Income	10%	10%	10%	10%	10%	10%	10%	11%	16%	20%
Equity	90%	90%	90%	90%	90%	90%	90%	89%	84%	80%
Years to Retirement	20	19	18	17	16	15	14	13	12	11
Fixed Income	23%	25%	27%	29%	31%	33%	35%	36%	38%	39%
Equity	77%	75%	73%	71%	69%	67%	65%	64%	62%	61%
Years to Retirement	10	9	8	7	6	5	4	3	2	1
Fixed Income	40%	42%	43%	44%	45%	46%	47%	47%	48%	49%
Equity	60%	58%	57%	56%	55%	54%	53%	53%	52%	51%

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BlackRock investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of each Fund, and determine whether any changes are required to enable each Fund to achieve its investment objective.

Although the asset allocation targets listed for the "glide path" are general, long term targets, BlackRock may periodically adjust the proportion of equity funds and fixed income funds in each Fund based on an assessment of the current market conditions and the potential contribution of each asset class to the expected risk and return characteristics of each Fund. In general, the adjustments will be limited to +/- 10% relative to the target allocations. BlackRock may determine in light of market conditions or other factors that a greater variation is warranted to protect the Fund or achieve its investment objective.

BlackRock's second step in the structuring of each Fund is the selection of the underlying funds. Factors such as fund classifications, historical risk and performance, and the relationship to other underlying funds in the Fund are considered when selecting underlying funds. The specific underlying funds selected for each Fund are determined at BlackRock's discretion and may change as deemed appropriate to allow the Funds to meet their investment objectives. See "Description of Underlying Funds" for a complete list of the underlying funds, their classification into equity or fixed income funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed income funds, BlackRock seeks to diversify the Fund. The equity allocation may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), globally (including domestic and international (including emerging market) funds), or other factors. The fixed income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or "junk bonds"), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

The Fund may, when consistent with its investment goal, buy or sell options or futures, or enter into total return swaps and foreign currency transactions (collectively, commonly known as derivatives). The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).

The Fund is a non-diversified portfolio under the Investment Company Act of 1940, as amended.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the Fund.

n  Affiliated Fund Risk — In managing the Fund, BlackRock will have authority to select and substitute underlying funds. BlackRock may be subject to potential conflicts of interest in selecting underlying funds because the fees paid to BlackRock by some underlying funds are higher than the fees paid by other underlying funds. However, BlackRock is a fiduciary to the Fund and is legally obligated to act in the Fund's best interests when selecting underlying funds. If an underlying fund holds interests in an affiliated fund, the Fund may be prohibited from purchasing shares of that underlying fund.

n  Allocation Risk — The Fund's ability to achieve its investment goal depends upon BlackRock's skill in determining the Fund's strategic asset class allocation and in selecting the best mix of underlying funds and direct investments. There is a risk that BlackRock's evaluations and assumptions regarding asset classes or underlying funds may be incorrect in view of actual market conditions.

n  Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer.

n  Derivatives Risk — The Fund's use of derivatives may reduce the Fund's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. A risk of the Fund's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately. Derivatives may give rise to a form of leverage and may expose the Fund to greater risk and increase its costs.

n  Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

n  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

n  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

n  The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

n  Changes in foreign currency exchange rates can affect the value of the Fund's portfolio.

n  The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

n  The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

n  Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

n  Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

n  Interest Rate Risk — Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall, and decrease as interest rates rise.

n  Investments in Mutual Funds and ETF Risk — The Fund's investments are concentrated in underlying BlackRock funds, so the Fund's investment performance is directly related to the performance of the underlying funds. The Fund may also invest in exchange-traded funds ("ETFs"). The Fund's net asset value will change with changes in the equity and bond markets and the value of the mutual funds and ETFs n which it invests. The Fund indirectly pays a portion of the expenses incurred by the underlying funds. As the underlying funds or the Fund's allocations among the underlying funds change from time to time, or to the extent that the expense ratio of the underlying funds changes, the weighted average operating expenses borne by the Fund may increase or decrease. Additionally, in managing the Fund, BlackRock will have authority to select and substitute underlying funds.

Investing in an ETF will give the Fund exposure to the securities comprising the index on which the ETF is based. Shares of ETFs are traded on an exchange throughout a trading day, and bought and sold based on market values and not at the ETF's net asset value. For this reason, shares of an ETF could trade at either a premium or discount to its net asset value. However, the trading prices of index-based ETFs tend to closely track the actual net asset value of the ETF. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs, in addition to a spread (i.e., the difference between what professional investors are willing to pay for ETF shares (the "bid" price) and the price at which they are willing to sell ETF shares (the "ask" price)).

n  Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Fund.

n  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

n  Small and Mid-Capitalization Company Risk — Companies with small or mid-size market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information shows you how the Fund's performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund's performance to that of the S&P 500 Index and the 2015 Reference Index. The 2015 Reference Index is a customized weighted index comprised of the Barclays Capital US Aggregate Bond Index®, the Russell 3000 Index®, and the MSCI EAFE Index®, reflecting the investment advisor's change of these indices' weightings over time, which are adjusted periodically with its evaluation and adjustment of the Portfolio's asset allocation strategy. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If the Fund's investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund's returns would have been lower. Updated information on the Fund's performance can be obtained by visiting http://www.blackrock.com or can be obtained by phone at 800-882-0052.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows you how the Fund's performance has varied year by year and provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-882-0052
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.blackrock.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Investor A Shares ANNUAL TOTAL RETURNS 2015 Fund As of 12/31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

 During the period shown in the bar chart, the highest return for a quarter was 12.45% (quarter ended September 30, 2009) and the lowest return for a quarter was -13.47% (quarter ended December 31, 2008).

Performance Table Heading	rr_PerformanceTableHeading	As of 12/31/10 Average Annual Total Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investor A Shares only, and the after-tax returns for Institutional and Class R Shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Institutional and Class R Shares will vary.

BLACKROCK PREPARED PORTFOLIO 2015 | 2015 Reference Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.77%
Since Inception	rr_AverageAnnualReturnSinceInception	1.79%
BLACKROCK PREPARED PORTFOLIO 2015 | S&P 500 Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.25%)
BLACKROCK PREPARED PORTFOLIO 2020 | Investor A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[4]
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.16%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.80%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.21%	[5]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.91%)	[6]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.30%	[6]
1 Year	rr_ExpenseExampleYear01	650
3 Years	rr_ExpenseExampleYear03	1,097
5 Years	rr_ExpenseExampleYear05	1,569
10 Years	rr_ExpenseExampleYear10	2,868
Annual Return 2008	rr_AnnualReturn2008	(28.30%)
Annual Return 2009	rr_AnnualReturn2009	25.92%
Annual Return 2010	rr_AnnualReturn2010	13.10%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.92%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.57%)
1 Year	rr_AverageAnnualReturnYear01	7.18%
Since Inception	rr_AverageAnnualReturnSinceInception	0.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 20, 2007
BLACKROCK PREPARED PORTFOLIO 2020 | Investor A Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%
Since Inception	rr_AverageAnnualReturnSinceInception	0.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 20, 2007
BLACKROCK PREPARED PORTFOLIO 2020 | Investor A Shares | Return After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.67%
Since Inception	rr_AverageAnnualReturnSinceInception	0.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 20, 2007
BLACKROCK PREPARED PORTFOLIO 2020 | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.10%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.80%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.90%	[5]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.10%)	[6]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.80%	[6]
1 Year	rr_ExpenseExampleYear01	82
3 Years	rr_ExpenseExampleYear03	469
5 Years	rr_ExpenseExampleYear05	881
10 Years	rr_ExpenseExampleYear10	2,033
1 Year	rr_AverageAnnualReturnYear01	13.68%
Since Inception	rr_AverageAnnualReturnSinceInception	2.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 20, 2007
BLACKROCK PREPARED PORTFOLIO 2020 | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	1.23%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.80%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.53%	[5]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.99%)	[6]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.54%	[6]
1 Year	rr_ExpenseExampleYear01	157
3 Years	rr_ExpenseExampleYear03	693
5 Years	rr_ExpenseExampleYear05	1,257
10 Years	rr_ExpenseExampleYear10	2,791
1 Year	rr_AverageAnnualReturnYear01	12.83%
Since Inception	rr_AverageAnnualReturnSinceInception	1.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 20, 2007
BLACKROCK PREPARED PORTFOLIO 2020
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Key Facts About BlackRock Prepared Portfolio 2020
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The BlackRock Prepared Portfolio 2020 (the "2020 Fund" or the "Fund") seeks a balance between long term capital appreciation and high current income consistent with its current asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
 This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in the BlackRock-advised fund complex. More information about these and other discounts is available from your financial professional and in the "Details about the Share Classes" section on page 106 of the Fund's prospectus and in the "Purchase of Shares" section on page II-71 of the Fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 106% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	106.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the BlackRock-advised fund complex.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In pursuit of its investment objective, the Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2020.

BlackRock's first step in structuring a Fund is the development of a target asset allocation. In general, each Fund invests in two different kinds of underlying funds: those that invest primarily in equity securities (equity funds) and those that invest primarily in fixed income securities (fixed income funds). Equity funds may include funds that invest in any security in furtherance of an investment objective of long term capital appreciation, including domestic and international equities, real estate-related securities and other similar securities, as well as commodities. Fixed income funds may include funds that invest in any security in furtherance of an investment objective of current income, including domestic and non-U.S. bonds, U.S. Government securities, high yield (or junk) bonds, and cash or money market instruments.

The Fund's asset allocation will change over time according to a predetermined glide path, and is expected to become increasingly conservative until 2020. At the time the Fund reaches its target retirement date in 2020, the asset allocation of the Fund will become similar to that of the BlackRock Income Portfolio ("Income Portfolio"). For the Income Portfolio the target allocations are expected to be 50% equity and 50% fixed income, and the target allocation may shift over time depending on market conditions. On approximately the target retirement date of the Fund, the Board of Trustees of the Fund (the "Board") may evaluate alternatives available to the Fund. These alternatives may include a merger into the Income Portfolio. A merger into the Income Portfolio would only be completed after the Board determines, among other things, that it would be in the best interest of the Fund, and if shareholders approve the merger. After completion of this merger, the Fund's shareholders would become shareholders of the Income Portfolio. The Income Portfolio's investment goal is to seek to provide a level of current income that exceeds the average yield on U.S. stocks generally and to provide a growing stream of income over the years. Finally, the Board may instead cause the Fund to be liquidated or combined with another BlackRock-advised fund which may or may not require shareholder approval.

The following table illustrates the Fund's current target allocation among asset classes:

Target Asset Allocation

Equity Funds	Fixed Income Funds
58%	42%

Under normal circumstances, as noted above, the asset allocation will change over time according to a predetermined "glide path" as each of the Funds approaches its respective target date. The glide path represents the shifting of asset classes over time. As the glide path below shows, each Fund's asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of a Fund, which may be a primary source of income after retiring.

The following chart illustrates the glide path — the target allocation among asset classes as a Fund approaches its target date:

Year to retirement	40	39	38	37	36	35	34	33	32	31
Fixed Income	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
Equity	90%	90%	90%	90%	90%	90%	90%	90%	90%	90%
Years to Retirement	30	29	28	27	26	25	24	23	22	21
Fixed Income	10%	10%	10%	10%	10%	10%	10%	11%	16%	20%
Equity	90%	90%	90%	90%	90%	90%	90%	89%	84%	80%
Years to Retirement	20	19	18	17	16	15	14	13	12	11
Fixed Income	23%	25%	27%	29%	31%	33%	35%	36%	38%	39%
Equity	77%	75%	73%	71%	69%	67%	65%	64%	62%	61%
Years to Retirement	10	9	8	7	6	5	4	3	2	1
Fixed Income	40%	42%	43%	44%	45%	46%	47%	47%	48%	49%
Equity	60%	58%	57%	56%	55%	54%	53%	53%	52%	51%

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BlackRock investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of each Fund, and determine whether any changes are required to enable each Fund to achieve its investment objective.

Although the asset allocation targets listed for the "glide path" are general, long term targets, BlackRock may periodically adjust the proportion of equity funds and fixed income funds in each Fund based on an assessment of the current market conditions and the potential contribution of each asset class to the expected risk and return characteristics of each Fund. In general, the adjustments will be limited to +/- 10% relative to the target allocations. BlackRock may determine in light of market conditions or other factors that a greater variation is warranted to protect the Fund or achieve its investment objective.

BlackRock's second step in the structuring of each Fund is the selection of the underlying funds. Factors such as fund classifications, historical risk and performance, and the relationship to other underlying funds in the Fund are considered when selecting underlying funds. The specific underlying funds selected for each Fund are determined at BlackRock's discretion and may change as deemed appropriate to allow the Funds to meet their investment objectives. See "Description of Underlying Funds" for a complete list of the underlying funds, their classification into equity or fixed income funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed income funds, BlackRock seeks to diversify the Fund. The equity allocation may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), globally (including domestic and international (including emerging market) funds), or other factors. The fixed income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or "junk bonds"), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

The Fund may, when consistent with its investment goal, buy or sell options or futures, or enter into total return swaps and foreign currency transactions (collectively, commonly known as derivatives). The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).

The Fund is a non-diversified portfolio under the Investment Company Act of 1940, as amended.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the Fund.

n  Affiliated Fund Risk — In managing the Fund, BlackRock will have authority to select and substitute underlying funds. BlackRock may be subject to potential conflicts of interest in selecting underlying funds because the fees paid to BlackRock by some underlying funds are higher than the fees paid by other underlying funds. However, BlackRock is a fiduciary to the Fund and is legally obligated to act in the Fund's best interests when selecting underlying funds. If an underlying fund holds interests in an affiliated fund, the Fund may be prohibited from purchasing shares of that underlying fund.

n  Allocation Risk — The Fund's ability to achieve its investment goal depends upon BlackRock's skill in determining the Fund's strategic asset class allocation and in selecting the best mix of underlying funds and direct investments. There is a risk that BlackRock's evaluations and assumptions regarding asset classes or underlying funds may be incorrect in view of actual market conditions.

n  Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer.

n  Derivatives Risk — The Fund's use of derivatives may reduce the Fund's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. A risk of the Fund's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately. Derivatives may give rise to a form of leverage and may expose the Fund to greater risk and increase its costs.

n  Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

n  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

n  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

n  The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

n  Changes in foreign currency exchange rates can affect the value of the Fund's portfolio.

n  The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

n  The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

n  Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

n  Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

n  Interest Rate Risk — Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall, and decrease as interest rates rise.

n  Investments in Mutual Funds and ETF Risk — The Fund's investments are concentrated in underlying BlackRock funds, so the Fund's investment performance is directly related to the performance of the underlying funds. The Fund may also invest in exchange-traded funds ("ETFs"). The Fund's net asset value will change with changes in the equity and bond markets and the value of the mutual funds and ETFs n which it invests. The Fund indirectly pays a portion of the expenses incurred by the underlying funds. As the underlying funds or the Fund's allocations among the underlying funds change from time to time, or to the extent that the expense ratio of the underlying funds changes, the weighted average operating expenses borne by the Fund may increase or decrease. Additionally, in managing the Fund, BlackRock will have authority to select and substitute underlying funds.

Investing in an ETF will give the Fund exposure to the securities comprising the index on which the ETF is based. Shares of ETFs are traded on an exchange throughout a trading day, and bought and sold based on market values and not at the ETF's net asset value. For this reason, shares of an ETF could trade at either a premium or discount to its net asset value. However, the trading prices of index-based ETFs tend to closely track the actual net asset value of the ETF. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs, in addition to a spread (i.e., the difference between what professional investors are willing to pay for ETF shares (the "bid" price) and the price at which they are willing to sell ETF shares (the "ask" price)).

n  Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Fund.

n  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

n  Small and Mid-Capitalization Company Risk — Companies with small or mid-size market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information shows you how the Fund's performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund's performance to that of the S&P 500 Index and the 2020 Reference Index. The 2020 Reference Index is a customized weighted index comprised of the Barclays Capital US Aggregate Bond Index®, the Russell 3000 Index®, and the MSCI EAFE Index®, reflecting the investment advisor's change of these indices' weightings over time, which are adjusted periodically with its evaluation and adjustment of the Portfolio's asset allocation strategy. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If the Fund's investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund's returns would have been lower. Updated information on the Fund's performance can be obtained by visiting http://www.blackrock.com or can be obtained by phone at 800-882-0052.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows you how the Fund's performance has varied year by year and provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-882-0052
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.blackrock.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Investor A Shares ANNUAL TOTAL RETURNS 2020 Fund As of 12/31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the highest return for a quarter was 12.92% (quarter ended September 30, 2009) and the lowest return for a quarter was -14.57% (quarter ended December 31, 2008).

Performance Table Heading	rr_PerformanceTableHeading	As of 12/31/10 Average Annual Total Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investor A Shares only, and the after-tax returns for Institutional and Class R Shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Institutional and Class R Shares will vary.

BLACKROCK PREPARED PORTFOLIO 2020 | 2020 Reference Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.22%
Since Inception	rr_AverageAnnualReturnSinceInception	1.20%
BLACKROCK PREPARED PORTFOLIO 2020 | S&P 500 Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.25%)
BLACKROCK PREPARED PORTFOLIO 2025 | Investor A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[7]
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.41%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.80%	[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.46%	[8]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.16%)	[9]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.30%	[9]
1 Year	rr_ExpenseExampleYear01	650
3 Years	rr_ExpenseExampleYear03	1,115
5 Years	rr_ExpenseExampleYear05	1,604
10 Years	rr_ExpenseExampleYear10	2,949
Annual Return 2008	rr_AnnualReturn2008	(30.96%)
Annual Return 2009	rr_AnnualReturn2009	26.32%
Annual Return 2010	rr_AnnualReturn2010	13.25%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.37%)
1 Year	rr_AverageAnnualReturnYear01	7.32%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.09%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 20, 2007
BLACKROCK PREPARED PORTFOLIO 2025 | Investor A Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.74%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.55%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 20, 2007
BLACKROCK PREPARED PORTFOLIO 2025 | Investor A Shares | Return After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.76%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.32%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 20, 2007
BLACKROCK PREPARED PORTFOLIO 2025 | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.46%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.80%	[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.26%	[8]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.46%)	[9]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.80%	[9]
1 Year	rr_ExpenseExampleYear01	82
3 Years	rr_ExpenseExampleYear03	469
5 Years	rr_ExpenseExampleYear05	881
10 Years	rr_ExpenseExampleYear10	2,033
1 Year	rr_AverageAnnualReturnYear01	13.67%
Since Inception	rr_AverageAnnualReturnSinceInception	1.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 20, 2007
BLACKROCK PREPARED PORTFOLIO 2025 | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	1.50%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.80%	[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.80%	[8]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.26%)	[9]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.54%	[9]
1 Year	rr_ExpenseExampleYear01	157
3 Years	rr_ExpenseExampleYear03	695
5 Years	rr_ExpenseExampleYear05	1,261
10 Years	rr_ExpenseExampleYear10	2,800
1 Year	rr_AverageAnnualReturnYear01	12.83%
Since Inception	rr_AverageAnnualReturnSinceInception	1.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 20, 2007
BLACKROCK PREPARED PORTFOLIO 2025
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Key Facts About BlackRock Prepared Portfolio 2025
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The BlackRock Prepared Portfolio 2025 (the "2025 Fund" or the "Fund") seeks a balance between long term capital appreciation and high current income consistent with its current asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in the BlackRock-advised fund complex.  More information about these and other discounts is available from your financial professional and in the "Details about the Share Classes" section on page 106 of the Fund's prospectus and in the "Purchase of Shares" section on page II-71 of the Fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 116% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	116.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In pursuit of its investment objective, the Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2025.

BlackRock's first step in structuring a Fund is the development of a target asset allocation. In general, each Fund invests in two different kinds of underlying funds: those that invest primarily in equity securities (equity funds) and those that invest primarily in fixed income securities (fixed income funds). Equity funds may include funds that invest in any security in furtherance of an investment objective of long term capital appreciation, including domestic and international equities, real estate-related securities and other similar securities, as well as commodities. Fixed income funds may include funds that invest in any security in furtherance of an investment objective of current income, including domestic and non-U.S. bonds, U.S. Government securities, high yield (or junk) bonds, and cash or money market instruments.

The Fund's asset allocation will change over time according to a predetermined glide path, and is expected to become increasingly conservative until 2025. At the time the Fund reaches its target retirement date in 2025, the asset allocation of the Fund will become similar to that of the BlackRock Income Portfolio ("Income Portfolio"). For the Income Portfolio the target allocations are expected to be 50% equity and 50% fixed income, and the target allocation may shift over time depending on market conditions. On approximately the target retirement date of the Fund, the Board of Trustees of the Fund (the "Board") may evaluate alternatives available to the Fund. These alternatives may include a merger into the Income Portfolio. A merger into the Income Portfolio would only be completed after the Board determines, among other things, that it would be in the best interest of the Fund, and if shareholders approve the merger. After completion of this merger, the Fund's shareholders would become shareholders of the Income Portfolio. The Income Portfolio's investment goal is to seek to provide a level of current income that exceeds the average yield on U.S. stocks generally and to provide a growing stream of income over the years. Finally, the Board may instead cause the Fund to be liquidated or combined with another BlackRock-advised fund which may or may not require shareholder approval.

The following table illustrates the Fund's current target allocation among asset classes:

Target Asset Allocation

Equity Funds	Fixed Income Funds
65%	35%

Under normal circumstances, as noted above, the asset allocation will change over time according to a predetermined "glide path" as each of the Funds approaches its respective target date. The glide path represents the shifting of asset classes over time. As the glide path below shows, each Fund's asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of a Fund, which may be a primary source of income after retiring.

The following chart illustrates the glide path — the target allocation among asset classes as a Fund approaches its target date:

Year to retirement	40	39	38	37	36	35	34	33	32	31
Fixed Income	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
Equity	90%	90%	90%	90%	90%	90%	90%	90%	90%	90%
Years to Retirement	30	29	28	27	26	25	24	23	22	21
Fixed Income	10%	10%	10%	10%	10%	10%	10%	11%	16%	20%
Equity	90%	90%	90%	90%	90%	90%	90%	89%	84%	80%
Years to Retirement	20	19	18	17	16	15	14	13	12	11
Fixed Income	23%	25%	27%	29%	31%	33%	35%	36%	38%	39%
Equity	77%	75%	73%	71%	69%	67%	65%	64%	62%	61%
Years to Retirement	10	9	8	7	6	5	4	3	2	1
Fixed Income	40%	42%	43%	44%	45%	46%	47%	47%	48%	49%
Equity	60%	58%	57%	56%	55%	54%	53%	53%	52%	51%

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BlackRock investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of each Fund, and determine whether any changes are required to enable each Fund to achieve its investment objective.

Although the asset allocation targets listed for the "glide path" are general, long term targets, BlackRock may periodically adjust the proportion of equity funds and fixed income funds in each Fund based on an assessment of the current market conditions and the potential contribution of each asset class to the expected risk and return characteristics of each Fund. In general, the adjustments will be limited to +/- 10% relative to the target allocations. BlackRock may determine in light of market conditions or other factors that a greater variation is warranted to protect the Fund or achieve its investment objective.

BlackRock's second step in the structuring of each Fund is the selection of the underlying funds. Factors such as fund classifications, historical risk and performance, and the relationship to other underlying funds in the Fund are considered when selecting underlying funds. The specific underlying funds selected for each Fund are determined at BlackRock's discretion and may change as deemed appropriate to allow the Funds to meet their investment objectives. See "Description of Underlying Funds" for a complete list of the underlying funds, their classification into equity or fixed income funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed income funds, BlackRock seeks to diversify the Fund. The equity allocation may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), globally (including domestic and international (including emerging market) funds), or other factors. The fixed income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or "junk bonds"), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

The Fund may, when consistent with its investment goal, buy or sell options or futures, or enter into total return swaps and foreign currency transactions (collectively, commonly known as derivatives). The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).

The Fund is a non-diversified portfolio under the Investment Company Act of 1940, as amended.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the Fund.

n  Affiliated Fund Risk — In managing the Fund, BlackRock will have authority to select and substitute underlying funds. BlackRock may be subject to potential conflicts of interest in selecting underlying funds because the fees paid to BlackRock by some underlying funds are higher than the fees paid by other underlying funds. However, BlackRock is a fiduciary to the Fund and is legally obligated to act in the Fund's best interests when selecting underlying funds. If an underlying fund holds interests in an affiliated fund, the Fund may be prohibited from purchasing shares of that underlying fund.

n  Allocation Risk — The Fund's ability to achieve its investment goal depends upon BlackRock's skill in determining the Fund's strategic asset class allocation and in selecting the best mix of underlying funds and direct investments. There is a risk that BlackRock's evaluations and assumptions regarding asset classes or underlying funds may be incorrect in view of actual market conditions.

n  Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer.

n  Derivatives Risk — The Fund's use of derivatives may reduce the Fund's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. A risk of the Fund's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately. Derivatives may give rise to a form of leverage and may expose the Fund to greater risk and increase its costs.

n  Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

n  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

n  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

n  The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

n  Changes in foreign currency exchange rates can affect the value of the Fund's portfolio.

n  The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

n  The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

n  Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

n  Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

n  Interest Rate Risk — Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall, and decrease as interest rates rise.

n  Investments in Mutual Funds and ETF Risk — The Fund's investments are concentrated in underlying BlackRock funds, so the Fund's investment performance is directly related to the performance of the underlying funds. The Fund may also invest in exchange-traded funds ("ETFs"). The Fund's net asset value will change with changes in the equity and bond markets and the value of the mutual funds and ETFs n which it invests. The Fund indirectly pays a portion of the expenses incurred by the underlying funds. As the underlying funds or the Fund's allocations among the underlying funds change from time to time, or to the extent that the expense ratio of the underlying funds changes, the weighted average operating expenses borne by the Fund may increase or decrease. Additionally, in managing the Fund, BlackRock will have authority to select and substitute underlying funds.

Investing in an ETF will give the Fund exposure to the securities comprising the index on which the ETF is based. Shares of ETFs are traded on an exchange throughout a trading day, and bought and sold based on market values and not at the ETF's net asset value. For this reason, shares of an ETF could trade at either a premium or discount to its net asset value. However, the trading prices of index-based ETFs tend to closely track the actual net asset value of the ETF. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs, in addition to a spread (i.e., the difference between what professional investors are willing to pay for ETF shares (the "bid" price) and the price at which they are willing to sell ETF shares (the "ask" price)).

n  Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Fund.

n  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

n  Small and Mid-Capitalization Company Risk — Companies with small or mid-size market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Perfomance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information shows you how the Fund's performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund's performance to that of the S&P 500 Index and the 2025 Reference Index. The 2025 Reference Index is a customized weighted index comprised of the Barclays Capital US Aggregate Bond Index®, the Russell 3000 Index®, and the MSCI EAFE Index®, reflecting the investment advisor's change of these indices' weightings over time, which are adjusted periodically with its evaluation and adjustment of the Portfolio's asset allocation strategy. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If the Fund's investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund's returns would have been lower. Updated information on the Fund's performance can be obtained by visiting http://www.blackrock.com or can be obtained by phone at 800-882-0052.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows you how the Fund's performance has varied year by year and provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-882-0052
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.blackrock.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Investor A Shares ANNUAL TOTAL RETURNS 2025 Fund As of 12/31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

 During the period shown in the bar chart, the highest return for a quarter was 13.59% (quarter ended September 30, 2009) and the lowest return for a quarter was -16.37% (quarter ended December 31, 2008).

Performance Table Heading	rr_PerformanceTableHeading	As of 12/31/10 Average Annual Total Returns
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	However, the table includes all applicable fees and sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investor A Shares only, and the after-tax returns for Institutional and Class R Shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Institutional and Class R Shares will vary.

BLACKROCK PREPARED PORTFOLIO 2025 | S&P 500 Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.25%)
BLACKROCK PREPARED PORTFOLIO 2025 | 2025 Reference Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.81%
Since Inception	rr_AverageAnnualReturnSinceInception	0.27%
BLACKROCK PREPARED PORTFOLIO 2030 | Investor A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[4]
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.22%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.79%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.26%	[5]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.97%)	[10]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.29%	[10]
1 Year	rr_ExpenseExampleYear01	649
3 Years	rr_ExpenseExampleYear03	1,106
5 Years	rr_ExpenseExampleYear05	1,588
10 Years	rr_ExpenseExampleYear10	2,912
Annual Return 2008	rr_AnnualReturn2008	(34.16%)
Annual Return 2009	rr_AnnualReturn2009	28.24%
Annual Return 2010	rr_AnnualReturn2010	13.42%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.64%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.22%)
1 Year	rr_AverageAnnualReturnYear01	7.50%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.87%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 20, 2007
BLACKROCK PREPARED PORTFOLIO 2030 | Investor A Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.08%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.17%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 20, 2007
BLACKROCK PREPARED PORTFOLIO 2030 | Investor A Shares | Return After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.87%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.87%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 20, 2007
BLACKROCK PREPARED PORTFOLIO 2030 | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.19%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.79%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.98%	[5]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.19%)	[10]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.79%	[10]
1 Year	rr_ExpenseExampleYear01	81
3 Years	rr_ExpenseExampleYear03	466
5 Years	rr_ExpenseExampleYear05	876
10 Years	rr_ExpenseExampleYear10	2,023
1 Year	rr_AverageAnnualReturnYear01	13.90%
Since Inception	rr_AverageAnnualReturnSinceInception	1.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 20, 2007
BLACKROCK PREPARED PORTFOLIO 2030 | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	1.29%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.79%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.58%	[5]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.05%)	[10]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.53%	[10]
1 Year	rr_ExpenseExampleYear01	156
3 Years	rr_ExpenseExampleYear03	692
5 Years	rr_ExpenseExampleYear05	1,256
10 Years	rr_ExpenseExampleYear10	2,791
1 Year	rr_AverageAnnualReturnYear01	13.21%
Since Inception	rr_AverageAnnualReturnSinceInception	0.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 20, 2007
BLACKROCK PREPARED PORTFOLIO 2030
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Key Facts About BlackRock Prepared Portfolio 2030
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The BlackRock Prepared Portfolio 2030 (the "2030 Fund" or the "Fund") seeks a balance between long term capital appreciation and high current income consistent with its current asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in the BlackRock-advised fund complex. More information about these and other discounts is available from your financial professional and in the "Details about the Share Classes" section on page 106 of the Fund's prospectus and in the "Purchase of Shares" section on page II-71 of the Fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 114% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	114.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the BlackRock-advised fund complex.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In pursuit of its investment objective, the Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2030.

BlackRock's first step in structuring a Fund is the development of a target asset allocation. In general, each Fund invests in two different kinds of underlying funds: those that invest primarily in equity securities (equity funds) and those that invest primarily in fixed income securities (fixed income funds). Equity funds may include funds that invest in any security in furtherance of an investment objective of long term capital appreciation, including domestic and international equities, real estate-related securities and other similar securities, as well as commodities. Fixed income funds may include funds that invest in any security in furtherance of an investment objective of current income, including domestic and non-U.S. bonds, U.S. Government securities, high yield (or junk) bonds, and cash or money market instruments.

The Fund's asset allocation will change over time according to a predetermined glide path, and is expected to become increasingly conservative until 2030. At the time the Fund reaches its target retirement date in 2030, the asset allocation of the Fund will become similar to that of the BlackRock Income Portfolio ("Income Portfolio"). For the Income Portfolio the target allocations are expected to be 50% equity and 50% fixed income, and the target allocation may shift over time depending on market conditions. On approximately the target retirement date of the Fund, the Board of Trustees of the Fund (the "Board") may evaluate alternatives available to the Fund. These alternatives may include a merger into the Income Portfolio. A merger into the Income Portfolio would only be completed after the Board determines, among other things, that it would be in the best interest of the Fund, and if shareholders approve the merger. After completion of this merger, the Fund's shareholders would become shareholders of the Income Portfolio. The Income Portfolio's investment goal is to seek to provide a level of current income that exceeds the average yield on U.S. stocks generally and to provide a growing stream of income over the years. Finally, the Board may instead cause the Fund to be liquidated or combined with another BlackRock-advised fund which may or may not require shareholder approval.

The following table illustrates the Fund's current target allocation among asset classes:

Target Asset Allocation

Equity Funds	Fixed Income Funds
75%	25%

Under normal circumstances, as noted above, the asset allocation will change over time according to a predetermined "glide path" as each of the Funds approaches its respective target date. The glide path represents the shifting of asset classes over time. As the glide path below shows, each Fund's asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of a Fund, which may be a primary source of income after retiring.

The following chart illustrates the glide path — the target allocation among asset classes as a Fund approaches its target date:

Year to retirement	40	39	38	37	36	35	34	33	32	31
Fixed Income	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
Equity	90%	90%	90%	90%	90%	90%	90%	90%	90%	90%
Years to Retirement	30	29	28	27	26	25	24	23	22	21
Fixed Income	10%	10%	10%	10%	10%	10%	10%	11%	16%	20%
Equity	90%	90%	90%	90%	90%	90%	90%	89%	84%	80%
Years to Retirement	20	19	18	17	16	15	14	13	12	11
Fixed Income	23%	25%	27%	29%	31%	33%	35%	36%	38%	39%
Equity	77%	75%	73%	71%	69%	67%	65%	64%	62%	61%
Years to Retirement	10	9	8	7	6	5	4	3	2	1
Fixed Income	40%	42%	43%	44%	45%	46%	47%	47%	48%	49%
Equity	60%	58%	57%	56%	55%	54%	53%	53%	52%	51%

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BlackRock investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of each Fund, and determine whether any changes are required to enable each Fund to achieve its investment objective.

Although the asset allocation targets listed for the "glide path" are general, long term targets, BlackRock may periodically adjust the proportion of equity funds and fixed income funds in each Fund based on an assessment of the current market conditions and the potential contribution of each asset class to the expected risk and return characteristics of each Fund. In general, the adjustments will be limited to +/- 10% relative to the target allocations. BlackRock may determine in light of market conditions or other factors that a greater variation is warranted to protect the Fund or achieve its investment objective.

BlackRock's second step in the structuring of each Fund is the selection of the underlying funds. Factors such as fund classifications, historical risk and performance, and the relationship to other underlying funds in the Fund are considered when selecting underlying funds. The specific underlying funds selected for each Fund are determined at BlackRock's discretion and may change as deemed appropriate to allow the Funds to meet their investment objectives. See "Description of Underlying Funds" for a complete list of the underlying funds, their classification into equity or fixed income funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed income funds, BlackRock seeks to diversify the Fund. The equity allocation may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), globally (including domestic and international (including emerging market) funds), or other factors. The fixed income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or "junk bonds"), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

The Fund may, when consistent with its investment goal, buy or sell options or futures, or enter into total return swaps and foreign currency transactions (collectively, commonly known as derivatives). The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).

The Fund is a non-diversified portfolio under the Investment Company Act of 1940, as amended.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund is a non-diversified portfolio under the Investment Company Act of 1940, as amended.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the Fund.

n  Affiliated Fund Risk — In managing the Fund, BlackRock will have authority to select and substitute underlying funds. BlackRock may be subject to potential conflicts of interest in selecting underlying funds because the fees paid to BlackRock by some underlying funds are higher than the fees paid by other underlying funds. However, BlackRock is a fiduciary to the Fund and is legally obligated to act in the Fund's best interests when selecting underlying funds. If an underlying fund holds interests in an affiliated fund, the Fund may be prohibited from purchasing shares of that underlying fund.

n  Allocation Risk — The Fund's ability to achieve its investment goal depends upon BlackRock's skill in determining the Fund's strategic asset class allocation and in selecting the best mix of underlying funds and direct investments. There is a risk that BlackRock's evaluations and assumptions regarding asset classes or underlying funds may be incorrect in view of actual market conditions.

n  Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer.

n  Derivatives Risk — The Fund's use of derivatives may reduce the Fund's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. A risk of the Fund's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately. Derivatives may give rise to a form of leverage and may expose the Fund to greater risk and increase its costs.

n  Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

n  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

n  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

n  The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

n  Changes in foreign currency exchange rates can affect the value of the Fund's portfolio.

n  The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

n  The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

n  Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

n  Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

n  Interest Rate Risk — Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall, and decrease as interest rates rise.

n  Investments in Mutual Funds and ETF Risk — The Fund's investments are concentrated in underlying BlackRock funds, so the Fund's investment performance is directly related to the performance of the underlying funds. The Fund may also invest in exchange-traded funds ("ETFs"). The Fund's net asset value will change with changes in the equity and bond markets and the value of the mutual funds and ETFs n which it invests. The Fund indirectly pays a portion of the expenses incurred by the underlying funds. As the underlying funds or the Fund's allocations among the underlying funds change from time to time, or to the extent that the expense ratio of the underlying funds changes, the weighted average operating expenses borne by the Fund may increase or decrease. Additionally, in managing the Fund, BlackRock will have authority to select and substitute underlying funds.

Investing in an ETF will give the Fund exposure to the securities comprising the index on which the ETF is based. Shares of ETFs are traded on an exchange throughout a trading day, and bought and sold based on market values and not at the ETF's net asset value. For this reason, shares of an ETF could trade at either a premium or discount to its net asset value. However, the trading prices of index-based ETFs tend to closely track the actual net asset value of the ETF. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs, in addition to a spread (i.e., the difference between what professional investors are willing to pay for ETF shares (the "bid" price) and the price at which they are willing to sell ETF shares (the "ask" price)).

n  Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Fund.

n  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

n  Small and Mid-Capitalization Company Risk — Companies with small or mid-size market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information shows you how the Fund's performance has varied year by year and provides some indication of the risks of investing in the Fund.  The table compares the Fund's performance to that of the S&P 500 Index and the 2030 Reference Index. The 2030 Reference Index is a customized weighted index comprised of the Barclays Capital US Aggregate Bond Index®, the Russell 3000 Index®, and the MSCI EAFE Index®, reflecting the investment advisor's change of these indices' weightings over time, which are adjusted periodically with its evaluation and adjustment of the Portfolio's asset allocation strategy. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If the Fund's investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund's returns would have been lower. Updated information on the Fund's performance can be obtained by visiting http://www.blackrock.com or can be obtained by phone at 800-882-0052.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows you how the Fund's performance has varied year by year and provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-882-0052
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.blackrock.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Investor A Shares ANNUAL TOTAL RETURNS 2030 Fund As of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the highest return for a quarter was 14.64% (quarter ended September 30, 2009) and the lowest return for a quarter was -18.22% (quarter ended December 31, 2008).

Performance Table Heading	rr_PerformanceTableHeading	As of 12/31/10 Average Annual Total Returns
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	However, the table includes all applicable fees and sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investor A Shares only, and the after-tax returns for Institutional and Class R Shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

 After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Institutional and Class R Shares will vary.

BLACKROCK PREPARED PORTFOLIO 2030 | S&P 500 Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.25%)
BLACKROCK PREPARED PORTFOLIO 2030 | 2030 Reference Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.62%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.30%)

[1]	A contingent deferred sales charge ("CDSC") of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund's most recent annual report which does not include the Acquired Fund Fees and Expenses.
[3]	As described in the "Management of the Funds" section of the Fund's prospectus on pages 120-121, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.50% (for Investor A Shares), 1.00% (for Institutional Shares) and 1.74% (for Class R Shares) of average daily net assets. In addition, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.50% (for Investor A Shares), 0.00% (for Institutional Shares) and 0.74% (for Class R Shares) of average daily net assets until March 1, 2012. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. These contractual agreement(s) may be terminated upon 90 days notice by a majority of the non-interested trustees of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.
[4]	A contingent deferred sales charge ("CDSC") of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[5]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund's most recent annual report which does not include the Acquired Fund Fees and Expenses.
[6]	As described in the "Management of the Funds" section of the Fund's prospectus on pages 120-121, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.50% (for Investor A Shares), 1.00% (for Institutional Shares) and 1.74% (for Class R Shares) of average daily net assets. In addition, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.50% (for Investor A Shares), 0.00% (for Institutional Shares) and 0.74% (for Class R Shares) of average daily net assets until March 1, 2012. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. These contractual agreement(s) may be terminated upon 90 days notice by a majority of the non-interested trustees of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.
[7]	A contingent deferred sales charge ("CDSC") of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[8]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund's most recent annual report which does not include the Acquired Fund Fees and Expenses.
[9]	As described in the "Management of the Funds" section of the Fund's prospectus on pages 120-121, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.50% (for Investor A Shares), 1.00% (for Institutional Shares) and 1.74% (for Class R Shares) of average daily net assets. In addition, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.50% (for Investor A Shares), 0.00% (for Institutional Shares) and 0.74% (for Class R Shares) of average daily net assets until March 1, 2012. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years.These contractual agreement(s) may be terminated upon 90 days notice by a majority of the non-interested trustees of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.
[10]	As described in the "Management of the Funds" section of the Fund's prospectus on pages 120-121, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.50% (for Investor A Shares), 1.00% (for Institutional Shares) and 1.74% (for Class R Shares) of average daily net assets. In addition, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.50% (for Investor AShares), 0.00% (for Institutional Shares) and 0.74% (for Class R Shares) of average daily net assets until March 1, 2012. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. These contractual agreement(s) may be terminated upon 90 days notice by a majority of the non-interested trustees of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.